18. Goodwill and Other Intangible Assets (Details - Future Amortization) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ 390	$ 519	$ 862
2018	302
2019	302
2020	302
2021	302
2022	302
Thereafter	795
Intangible assets, Net	$ 2,305	$ 2,931